American Century Investments®
Quarterly Portfolio Holdings
Strategic Income Fund
December 31, 2021

Strategic Income - Schedule of Investments
DECEMBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 47.5%
Aerospace and Defense — 0.3%
TransDigm, Inc., 4.625%, 1/15/29	220,000	219,668
Airlines — 1.4%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	200,000	208,286
British Airways 2021-1 Class A Pass Through Trust, 2.90%, 9/15/36(1)	79,992	79,987
British Airways 2021-1 Class B Pass Through Trust, 3.90%, 3/15/33(1)	180,000	179,756
United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 7/15/27	275,686	287,417
United Airlines, Inc., 4.625%, 4/15/29(1)	277,000	286,232
		1,041,678
Banks — 1.3%
Banco GNB Sudameris SA, VRN, 7.50%, 4/16/31(1)	250,000	249,101
CIT Group, Inc., VRN, 4.125%, 11/13/29	210,000	216,805
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	260,000	262,524
UniCredit SpA, VRN, 3.13%, 6/3/32(1)	200,000	197,856
		926,286
Building Products — 0.3%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	224,000	240,645
Capital Markets — 3.8%
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	59,000	58,878
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	294,000	285,908
Blue Owl Finance LLC, 4.125%, 10/7/51(1)	136,000	136,889
Coinbase Global, Inc., 3.375%, 10/1/28(1)(2)	146,000	136,631
FS KKR Capital Corp., 3.125%, 10/12/28	275,000	273,822
Hercules Capital, Inc., 2.625%, 9/16/26	148,000	146,845
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	330,000	339,813
Jane Street Group / JSG Finance, Inc., 4.50%, 11/15/29(1)	366,000	370,260
Main Street Capital Corp., 3.00%, 7/14/26	41,000	41,163
Morgan Stanley, VRN, 2.48%, 9/16/36	187,000	180,269
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)	41,000	42,277
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	190,000	186,189
Prospect Capital Corp., 3.36%, 11/15/26	535,000	534,430
		2,733,374
Chemicals — 0.5%
Braskem Idesa SAPI, 6.99%, 2/20/32(1)	200,000	201,080
Diamond BC BV, 4.625%, 10/1/29(1)	170,000	168,892
		369,972
Commercial Services and Supplies — 0.3%
GFL Environmental, Inc., 4.00%, 8/1/28(1)	220,000	215,973
Communications Equipment — 0.8%
CommScope, Inc., 8.25%, 3/1/27(1)	585,000	601,918
Construction and Engineering — 0.3%
GMR Hyderabad International Airport Ltd., 4.75%, 2/2/26	200,000	200,305
Consumer Finance — 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	150,000	152,238
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	121,000	123,343
Avolon Holdings Funding Ltd., 2.75%, 2/21/28(1)	150,000	147,288
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)(2)	185,000	183,797
LFS Topco LLC, 5.875%, 10/15/26(1)	132,000	136,427
SLM Corp., 3.125%, 11/2/26	295,000	292,478
		1,035,571

Containers and Packaging — 0.3%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	200,000	201,475
Diversified Financial Services — 0.3%
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 2/11/25(1)(2)	250,000	232,756
Electric Utilities — 1.1%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	300,000	304,733
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	482,406	484,102
		788,835
Energy Equipment and Services — 0.9%
Guara Norte Sarl, 5.20%, 6/15/34(1)	527,747	519,276
Weatherford International Ltd., 8.625%, 4/30/30(1)	160,000	166,369
		685,645
Entertainment — 0.3%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	250,000	248,750
Equity Real Estate Investment Trusts (REITs) — 5.5%
American Finance Trust, Inc. / American Finance Operating Partner LP, 4.50%, 9/30/28(1)	230,000	232,041
EPR Properties, 4.75%, 12/15/26	160,000	171,104
EPR Properties, 4.95%, 4/15/28	310,000	334,775
EPR Properties, 3.60%, 11/15/31	28,000	27,732
IIP Operating Partnership LP, 5.50%, 5/25/26	355,000	376,161
Iron Mountain, Inc., 4.875%, 9/15/29(1)	360,000	373,176
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	200,000	211,346
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	275,000	278,517
National Health Investors, Inc., 3.00%, 2/1/31	373,000	360,272
RHP Hotel Properties LP / RHP Finance Corp., 4.75%, 10/15/27	114,000	116,394
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	234,000	234,355
Sabra Health Care LP, 3.20%, 12/1/31	289,000	282,737
Tanger Properties LP, 2.75%, 9/1/31	357,000	347,038
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	250,000	264,808
XHR LP, 4.875%, 6/1/29(1)	373,000	380,165
		3,990,621
Food and Staples Retailing — 1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)	221,000	238,958
United Natural Foods, Inc., 6.75%, 10/15/28(1)	425,000	455,717
		694,675
Food Products — 1.5%
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	216,000	222,031
MARB BondCo plc, 3.95%, 1/29/31(1)	600,000	573,978
US Foods, Inc., 4.625%, 6/1/30(1)	282,000	285,609
		1,081,618
Health Care Equipment and Supplies — 0.7%
Avantor Funding, Inc., 3.875%, 11/1/29(1)	200,000	202,469
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)	290,000	294,559
		497,028
Health Care Providers and Services — 0.7%
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	230,000	234,665
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	240,000	253,981
		488,646
Hotels, Restaurants and Leisure — 2.7%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	94,000	94,197
Carnival Corp., 5.75%, 3/1/27(1)	390,000	390,585
Penn National Gaming, Inc., 4.125%, 7/1/29(1)(2)	273,000	265,224
Scientific Games International, Inc., 7.25%, 11/15/29(1)	224,000	250,131
Station Casinos LLC, 4.625%, 12/1/31(1)	300,000	302,971
Studio City Finance Ltd., 5.00%, 1/15/29(1)	200,000	179,313

Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	220,000	220,034
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)(2)	215,000	220,041
		1,922,496
Household Durables — 0.2%
Safehold Operating Partnership LP, 2.85%, 1/15/32	117,000	114,822
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Corp., 4.625%, 2/1/29(1)	225,000	222,247
Continuum Energy Levanter Pte Ltd., 4.50%, 2/9/27(1)	198,500	203,215
		425,462
Insurance — 1.1%
Global Atlantic Fin Co., 3.125%, 6/15/31(1)(2)	98,000	97,110
Global Atlantic Fin Co., VRN, 4.70%, 10/15/51(1)	300,000	304,440
SBL Holdings, Inc., VRN, 6.50%(1)(3)	335,000	330,813
Stewart Information Services Corp., 3.60%, 11/15/31	86,000	87,174
		819,537
Interactive Media and Services — 0.3%
Weibo Corp., 3.50%, 7/5/24	200,000	206,067
Internet and Direct Marketing Retail — 0.5%
B2W Digital Lux Sarl, 4.375%, 12/20/30(1)	200,000	180,544
B2W Digital Lux Sarl, 4.375%, 12/20/30	200,000	180,544
		361,088
Machinery — 0.6%
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	250,000	254,196
Vertiv Group Corp., 4.125%, 11/15/28(1)	210,000	212,460
		466,656
Media — 3.5%
AMC Networks, Inc., 4.25%, 2/15/29(2)	350,000	348,446
CSC Holdings LLC, 7.50%, 4/1/28(1)	225,000	241,669
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	165,000	169,158
DISH DBS Corp., 5.25%, 12/1/26(1)	350,000	356,181
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	224,000	230,842
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	385,000	365,371
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	210,000	211,537
ViacomCBS, Inc., VRN, 6.25%, 2/28/57	200,000	225,526
VTR Finance NV, 6.375%, 7/15/28(1)	400,000	416,584
		2,565,314
Metals and Mining — 3.8%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	250,000	257,859
Allegheny Technologies, Inc., 4.875%, 10/1/29(2)	180,000	180,451
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	228,000	232,897
CSN Inova Ventures, 6.75%, 1/28/28(1)	200,000	210,841
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	200,000	202,720
GUSAP III LP, 4.25%, 1/21/30(1)(2)	200,000	212,537
HTA Group Ltd., 7.00%, 12/18/25(1)	275,000	287,512
Indonesia Asahan Aluminium (Persero) PT, 5.45%, 5/15/30(1)	400,000	456,648
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	219,000	215,773
Novelis Corp., 4.75%, 1/30/30(1)	218,000	229,550
United States Steel Corp., 6.875%, 3/1/29	220,000	237,129
		2,723,917
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	520,000	533,887
Multi-Utilities — 0.4%
Sempra Energy, VRN, 4.125%, 4/1/52	300,000	303,982

Multiline Retail — 0.5%
JSM Global Sarl, 4.75%, 10/20/30(1)	400,000	369,088
Oil, Gas and Consumable Fuels — 6.1%
Antero Resources Corp., 7.625%, 2/1/29(1)	139,000	154,510
Antero Resources Corp., 5.375%, 3/1/30(1)	130,000	139,189
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	250,000	265,260
Comstock Resources, Inc., 5.875%, 1/15/30(1)	260,000	266,930
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	200,000	207,804
Diamondback Energy, Inc., 3.50%, 12/1/29	250,000	265,375
Ecopetrol SA, 4.625%, 11/2/31	200,000	194,802
Energean Israel Finance Ltd., 4.50%, 3/30/24(1)	127,000	128,207
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	220,000	229,125
Geopark Ltd., 5.50%, 1/17/27(1)	600,000	578,874
MC Brazil Downstream Trading SARL, 7.25%, 6/30/31(1)	200,000	199,441
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)	200,000	199,700
MEG Energy Corp., 5.875%, 2/1/29(1)	215,000	225,395
Occidental Petroleum Corp., 6.375%, 9/1/28	150,000	178,308
Occidental Petroleum Corp., 6.125%, 1/1/31	250,000	304,170
Petroleos Mexicanos, 5.95%, 1/28/31	300,000	292,110
Petrorio Luxembourg Sarl, 6.125%, 6/9/26(1)(2)	200,000	200,848
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)	145,000	149,591
Southwestern Energy Co., 5.375%, 3/15/30	220,000	236,113
		4,415,752
Paper and Forest Products — 0.6%
Glatfelter Corp., 4.75%, 11/15/29(1)	160,000	165,237
Sylvamo Corp., 7.00%, 9/1/29(1)	225,000	235,387
		400,624
Pharmaceuticals — 0.2%
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	160,000	141,048
Road and Rail — 0.3%
Hertz Corp. (The), 5.00%, 12/1/29(1)	210,000	210,559
Semiconductors and Semiconductor Equipment — 0.2%
Qorvo, Inc., 4.375%, 10/15/29	103,000	109,476
Software — 0.3%
Oracle Corp., 1.65%, 3/25/26	245,000	243,313
Specialty Retail — 0.3%
Rent-A-Center, Inc., 6.375%, 2/15/29(1)	225,000	234,882
Thrifts and Mortgage Finance — 1.2%
Freedom Mortgage Corp., 8.25%, 4/15/25(1)	135,000	138,347
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	335,000	327,811
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	340,000	354,550
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(1)	75,000	74,538
		895,246
Wireless Telecommunication Services — 0.7%
Kenbourne Invest SA, 6.875%, 11/26/24(1)	200,000	208,285
Kenbourne Invest SA, 4.70%, 1/22/28(1)	300,000	294,161
		502,446
TOTAL CORPORATE BONDS (Cost $34,429,329)		34,461,101
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.6%
Private Sponsor Collateralized Mortgage Obligations — 8.3%
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(1)	14,734	14,834
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(1)	17,611	17,714
Angel Oak Mortgage Trust, Series 2021-3, Class M1, VRN, 2.48%, 5/25/66(1)	400,000	397,947
Arroyo Mortgage Trust, Series 2019-1, Class M1, VRN, 4.01%, 1/25/49(1)	300,000	301,819

Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.40%, (1-year H15T1Y plus 2.25%), 2/25/36	12,447	12,667
Bellemeade Re Ltd., Series 2017-1, Class B1 SEQ, VRN, 4.85%, (1-month LIBOR plus 4.75%), 10/25/27(1)	250,000	253,922
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 3.45%, (1-month LIBOR plus 3.35%), 10/25/27(1)	99,428	99,743
Bellemeade Re Ltd., Series 2020-4A, Class M2B, VRN, 3.70%, (1-month LIBOR plus 3.60%), 6/25/30(1)	300,000	300,673
Bellemeade Re Ltd., Series 2021-3A, Class M1C, VRN, 1.60%, (SOFR plus 1.55%), 9/25/31(1)	175,000	173,858
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.94%, 8/25/34	31,269	32,084
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B1, VRN, 2.80%, (SOFR plus 2.75%), 12/25/41(1)	400,000	400,651
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class B1, VRN, 4.21%, 10/25/66(1)	142,899	142,898
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class M1, VRN, 3.26%, 10/25/66(1)	300,000	299,992
Deephaven Residential Mortgage Trust, Series 2020-1, Class B1, VRN, 3.66%, 1/25/60(1)	225,000	224,798
Ellington Financial Mortgage Trust, Series 2020-1, Class B1, VRN, 5.24%, 5/25/65(1)	250,000	258,524
Farm Mortgage Trust, Series 2021-1, Class B, VRN, 3.25%, 1/25/51(1)	344,221	305,242
Flagstar Mortgage Trust, Series 2020-1INV, Class B4, VRN, 4.25%, 3/25/50(1)	241,969	243,523
Home RE Ltd., Series 2020-1, Class B1, VRN, 7.10%, (1-month LIBOR plus 7.00%), 10/25/30(1)	225,000	231,578
J.P. Morgan Wealth Management, Series 2021-CL1, Class M5, VRN, 3.70%, (SOFR plus 3.65%), 3/25/51(1)	121,012	122,606
JP Morgan Mortgage Trust, Series 2019-INV1, Class B4, VRN, 5.03%, 10/25/49(1)	286,272	294,566
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.11%, 11/25/35	19,344	19,261
Oaktown Re IV Ltd., Series 2020-1A, Class M2, VRN, 7.10%, (1-month LIBOR plus 7.00%), 7/25/30(1)	66,070	66,435
Oaktown Re V Ltd., Series 2020-2A, Class M2, VRN, 5.35%, (1-month LIBOR plus 5.25%), 10/25/30(1)	250,000	255,342
Radnor RE Ltd., Series 2019-1, Class M1B, VRN, 2.05%, (1-month LIBOR plus 1.95%), 2/25/29(1)	258,604	258,721
Traingle Re Ltd., Series 2020-1, Class M2, VRN, 5.70%, (1-month LIBOR plus 5.60%), 10/25/30(1)	130,000	132,584
Traingle Re Ltd., Series 2021-1, Class M2, VRN, 4.00%, (1-month LIBOR plus 3.90%), 8/25/33(1)	150,000	150,047
Triangle Re Ltd., Series 2021-3, Class M1A, VRN, 1.95%, (SOFR plus 1.90%), 2/25/34(1)	250,000	250,216
Verus Securitization Trust, Series 2020-2, Class M1, VRN, 5.36%, 5/25/60(1)	200,000	206,005
Verus Securitization Trust, Series 2021-R3, Class M1 SEQ, VRN, 2.41%, 4/25/64(1)	315,000	312,558
Vista Point Securitization Trust, Series 2020-1, Class B1, VRN, 5.375%, 3/25/65(1)	200,000	204,261
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	4,036	3,994
		5,989,063
U.S. Government Agency Collateralized Mortgage Obligations — 1.3%
FHLMC, Series 2019-DNA2, Class B1, VRN, 4.45%, (1-month LIBOR plus 4.35%), 3/25/49(1)	100,000	103,278
FHLMC, Series 2019-DNA3, Class B1, VRN, 3.35%, (1-month LIBOR plus 3.25%), 7/25/49(1)	120,000	121,674
FHLMC, Series 2021-DNA6, Class B1, VRN, 3.45%, (SOFR plus 3.40%), 10/25/41(1)	155,000	156,255
FNMA, Series 2014-C01, Class M2, VRN, 4.50%, (1-month LIBOR plus 4.40%), 1/25/24	256,963	266,331
FNMA, Series 2015-C02, Class 1M2, VRN, 4.10%, (1-month LIBOR plus 4.00%), 5/25/25	98,305	100,136
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	425,280	74,784
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	370,257	75,598
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	303,806	42,546
		940,602
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,908,560)		6,929,665
COLLATERALIZED LOAN OBLIGATIONS — 9.3%
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class B1, VRN, 3.03%, (3-month LIBOR plus 2.90%), 1/20/32(1)	150,000	150,380
Apidos CLO XXI, Series 2015-21A, Class DR, VRN, 5.32%, (3-month LIBOR plus 5.20%), 7/18/27(1)	275,000	275,305
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 2.92%, (3-month LIBOR plus 2.80%), 1/15/29(1)	250,000	250,759
Barings CLO Ltd., Series 2016-2A, Class DR2, VRN, 3.24%, (3-month LIBOR plus 3.15%), 1/20/32(1)	250,000	250,000
BDS Ltd., Series 2020-FL5, Class D, VRN, 2.66%, (SOFR plus 2.61%), 2/16/37(1)	250,000	249,308
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 3.78%, (3-month LIBOR plus 3.65%), 7/20/30(1)	250,000	249,674
Dewolf Park CLO Ltd., Series 2017-1A, Class DR, VRN, 2.97%, (3-month LIBOR plus 2.85%), 10/15/30(1)	200,000	200,653
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.17%, (3-month LIBOR plus 2.05%), 4/15/33(1)	150,000	150,272
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.27%, (3-month LIBOR plus 3.15%), 4/15/33(1)	350,000	350,440
Kayne CLO 7 Ltd., Series 2020-7A, Class E, VRN, 6.62%, (3-month LIBOR plus 6.50%), 4/17/33(1)	125,000	125,137
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 4.48%, (3-month LIBOR plus 4.35%), 1/22/28(1)	275,000	275,153
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class BR2, VRN, 2.28%, (3-month LIBOR plus 2.15%), 10/21/30(1)	275,000	275,284

OHA Credit Funding 7 Ltd., Series 2020-7A, Class D, VRN, 3.77%, (3-month LIBOR plus 3.65%), 10/19/32(1)	250,000	251,132
OHA Loan Funding Ltd., Series 2016-1A, Class DR, VRN, 3.13%, (3-month LIBOR plus 3.00%), 1/20/33(1)	500,000	498,616
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class C, VRN, 3.46%, (3-month LIBOR plus 3.33%), 10/20/31(1)	700,000	700,075
Rockford Tower CLO Ltd., Series 2017-3A, Class D, VRN, 2.78%, (3-month LIBOR plus 2.65%), 10/20/30(1)	450,000	445,231
Rockford Tower CLO Ltd., Series 2018-1A, Class D, VRN, 3.16%, (3-month LIBOR plus 3.00%), 5/20/31(1)	250,000	250,896
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.48%, (3-month LIBOR plus 2.35%), 1/20/32(1)	100,000	100,165
Silver Creek CLO Ltd., Series 2014-1A, Class CR, VRN, 2.43%, (3-month LIBOR plus 2.30%), 7/20/30(1)	300,000	300,011
Silver Creek CLO Ltd., Series 2014-1A, Class DR, VRN, 3.48%, (3-month LIBOR plus 3.35%), 7/20/30(1)	250,000	250,821
Taconic Park CLO Ltd., Series 2016-1A, Class BR, VRN, 2.03%, (3-month LIBOR plus 1.90%), 1/20/29(1)	500,000	500,137
TCI Symphony CLO Ltd., Series 2016 -1A, Class CR2, VRN, 2.27%, (3-month LIBOR plus 2.15%), 10/13/32(1)	350,000	350,011
Tryon Park CLO Ltd., Series 2013-1A, Class CR, VRN, 2.82%, (3-month LIBOR plus 2.70%), 4/15/29(1)	270,000	270,133
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,696,010)		6,719,593
PREFERRED STOCKS — 7.3%
Banks — 3.7%
Banco do Brasil SA, 6.25%(2)	200,000	198,946
Banco Mercantil del Norte SA, 8.375%(1)	200,000	229,783
Banco Santander SA, 4.75%(2)	200,000	200,358
Bank of America Corp., 5.875%	400,000	445,500
Barclays plc, 4.375%	200,000	196,400
Huntington Bancshares, Inc., 5.625%(2)	150,000	171,750
ING Groep NV, 3.875%	200,000	190,750
JPMorgan Chase & Co., 4.60%	745,000	765,487
SVB Financial Group, 4.25%	266,000	270,223
		2,669,197
Capital Markets — 1.7%
Bank of New York Mellon Corp. (The), 3.75%	345,000	347,094
Charles Schwab Corp. (The), Series H, 4.00%	595,000	601,694
Charles Schwab Corp. (The), Series I, 4.00%	185,000	188,931
Goldman Sachs Group, Inc. (The), 3.80%	64,000	63,840
		1,201,559
Consumer Finance — 0.7%
Ally Financial, Inc., 4.70%	220,000	227,326
Discover Financial Services, 5.50%	274,000	293,865
		521,191
Insurance — 0.3%
Allianz SE, 3.20%(1)	255,000	245,438
Trading Companies and Distributors — 0.9%
Air Lease Corp., 4.125%	222,000	220,890
Air Lease Corp., 4.65%(2)	30,000	31,162
Aircastle Ltd., 5.25%(1)	425,000	435,625
		687,677
TOTAL PREFERRED STOCKS (Cost $5,297,447)		5,325,062
ASSET-BACKED SECURITIES — 6.7%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)	250,000	248,623
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)	244,792	242,415
CARS-DB4 LP, Series 2020-1A, Class B1, 4.17%, 2/15/50(1)	200,000	205,713
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)	100,000	103,329
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37	239,264	240,925
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)	325,000	324,088
Falcon Aerospace Ltd., Series 2019-1, Class A SEQ, 3.60%, 9/15/39(1)	334,605	326,690
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)	100,000	98,102
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(1)	300,000	298,805

GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)	161,204	157,551
InStar Leasing III LLC, Series 2021-1A, Class A SEQ, 2.30%, 2/15/54(1)	191,302	190,401
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)	270,867	271,113
MACH 1 Cayman Ltd., Series 2019-1, Class A SEQ, 3.47%, 10/15/39(1)	213,969	209,718
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)	480,750	477,038
Progress Residential Trust, Series 2021-SFR1, Class F, 2.76%, 4/17/38(1)	300,000	292,675
SAPPHIRE AVIATION FINANCE II Ltd., Series 2020-1A, Class A SEQ, 3.23%, 3/15/40(1)	205,487	199,963
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(1)	70,009	70,893
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	242,200	239,321
START Ireland, Series 2019-1, Class A SEQ, 4.09%, 3/15/44(1)	147,282	146,642
Start Ltd., Series 2018-1, Class A SEQ, 4.09%, 5/15/43(1)	339,884	334,415
Trinity Rail Leasing LP, Series 2009-1A, Class A SEQ, 6.66%, 11/16/39(1)	134,863	144,666
TOTAL ASSET-BACKED SECURITIES (Cost $4,879,784)		4,823,086
SOVEREIGN GOVERNMENTS AND AGENCIES — 5.8%
Brazil — 0.6%
Brazilian Government International Bond, 6.00%, 4/7/26	400,000	448,954
Colombia — 0.6%
Colombia Government International Bond, 3.125%, 4/15/31	500,000	449,175
Dominican Republic — 0.6%
Dominican Republic International Bond, 6.875%, 1/29/26	400,000	456,604
Egypt — 0.6%
Egypt Government International Bond, 5.875%, 6/11/25	400,000	412,191
Ghana — 0.2%
Ghana Government International Bond, 7.875%, 3/26/27	200,000	176,332
Namibia — 0.3%
Namibia International Bonds, 5.25%, 10/29/25	200,000	210,375
Oman — 0.6%
Oman Government International Bond, 4.75%, 6/15/26	400,000	412,465
South Africa — 1.5%
Republic of South Africa Government International Bond, 4.875%, 4/14/26(2)	400,000	427,176
Republic of South Africa Government International Bond, 5.875%, 6/22/30(2)	600,000	670,215
		1,097,391
Turkey — 0.5%
Turkey Government International Bond, 6.875%, 3/17/36	350,000	329,504
Ukraine — 0.3%
Ukraine Government International Bond, 7.75%, 9/1/26	200,000	191,287
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $4,254,337)		4,184,278
U.S. TREASURY SECURITIES — 4.3%
U.S. Treasury Notes, 0.50%, 11/30/23	800,000	797,000
U.S. Treasury Notes, 0.75%, 12/31/23	700,000	700,191
U.S. Treasury Notes, 0.375%, 4/15/24(4)	100,000	99,008
U.S. Treasury Notes, 0.75%, 11/15/24	800,000	795,625
U.S. Treasury Notes, 1.00%, 12/15/24	700,000	700,848
U.S. Treasury Notes, 1.625%, 8/15/29(4)	50,000	50,736
TOTAL U.S. TREASURY SECURITIES (Cost $3,146,258)		3,143,408
EXCHANGE-TRADED FUNDS — 4.0%
SPDR Blackstone Senior Loan ETF	23,885	1,089,873
SPDR Bloomberg Convertible Securities ETF	21,894	1,816,326
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,896,584)		2,906,199
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 2.27%, (1-month LIBOR plus 2.16%), 11/15/34(1)	112,000	109,941
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 2.96%, (1-month LIBOR plus 2.85%), 11/15/34(1)	183,000	173,826

BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)	350,000	349,883
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 2.11%, (1-month LIBOR plus 2.00%), 9/15/36(1)	400,000	397,419
MF1 Ltd., Series 2019-FL2, Class C, VRN, 2.16%, (SOFR plus 2.11%), 12/25/34(1)	149,540	149,740
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class C, VRN, 1.99%, (1-month LIBOR plus 1.90%), 7/25/36(1)	250,000	247,462
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,444,041)		1,428,271
BANK LOAN OBLIGATIONS(5) — 1.3%
Food Products — 0.1%
United Natural Foods, Inc., Term Loan B, 3.35%, (1-month LIBOR plus 3.25%), 10/22/25	49,120	49,195
Media — 0.5%
DirecTV Financing, LLC, Term Loan, 5.75%, (3-month LIBOR plus 5.00%), 8/2/27	411,388	412,297
Pharmaceuticals — 0.7%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 2.25%, (1-month LIBOR plus 1.75%), 3/15/28	167,160	166,816
Jazz Financing Lux S.a.r.l., USD Term Loan, 4.00%, (1-month LIBOR plus 3.50%), 5/5/28	348,749	350,472
		517,288
TOTAL BANK LOAN OBLIGATIONS (Cost $978,628)		978,780
CONVERTIBLE BONDS — 0.9%
Airlines — 0.5%
Spirit Airlines, Inc., 1.00%, 5/15/26	400,000	346,816
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Apollo Commercial Real Estate Finance, Inc., 4.75%, 8/23/22	315,000	317,757
TOTAL CONVERTIBLE BONDS (Cost $687,533)		664,573
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $76,636), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $75,116)		75,116
State Street Institutional U.S. Government Money Market Fund, Premier Class	58,601	58,601
TOTAL TEMPORARY CASH INVESTMENTS (Cost $133,717)		133,717
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(6) — 4.9%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $3,587,630)	3,587,630	3,587,630
TOTAL INVESTMENT SECURITIES — 103.8% (Cost $75,339,858)		75,285,363
OTHER ASSETS AND LIABILITIES — (3.8)%		(2,752,969)
TOTAL NET ASSETS — 100.0%		$72,532,394

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	66	March 2022	$14,399,344	$(5,715)
U.S. Treasury 5-Year Notes	10	March 2022	1,209,765	59
			$15,609,109	$(5,656)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	22	March 2022	$2,870,313	$(27,840)
U.S. Treasury 10-Year Ultra Notes	9	March 2022	1,317,937	(19,267)
U.S. Treasury Long Bonds	6	March 2022	962,625	(7,897)
			$5,150,875	$(55,004)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $44,346,048, which represented 61.1% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,484,018. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Perpetual maturity with no stated maturity date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $103,435.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,587,630.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	34,461,101	—
Collateralized Mortgage Obligations	—	6,929,665	—
Collateralized Loan Obligations	—	6,719,593	—
Preferred Stocks	—	5,325,062	—
Asset-Backed Securities	—	4,823,086	—
Sovereign Governments and Agencies	—	4,184,278	—
U.S. Treasury Securities	—	3,143,408	—
Exchange-Traded Funds	2,906,199	—	—
Commercial Mortgage-Backed Securities	—	1,428,271	—
Bank Loan Obligations	—	978,780	—
Convertible Bonds	—	664,573	—
Temporary Cash Investments	58,601	75,116	—
Temporary Cash Investments - Securities Lending Collateral	3,587,630	—	—
	6,552,430	68,732,933	—
Other Financial Instruments
Futures Contracts	59	—	—

Liabilities
Other Financial Instruments
Futures Contracts	60,719	—	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended December 31, 2021 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$1,702	$11	$1,613	$(100)	$—	—	$116	$17
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.